Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Convertible Debt Disclosure [Abstract]
Convertible Notes Payable

Note 4. Convertible Notes Payable

Wellcome Trust Convertible Notes

In June 2018, the Company entered into a second Company Funding Agreement with The Wellcome Trust, LLC (“Wellcome Trust”) to receive up to $8.0 million in gross proceeds from the issuance of a convertible note (the “2018 Convertible Note”). The Company received $2.0 million of proceeds in July 2018, $2.7 million in November 2018, $1.6 million in March 2019, and $1.6 million in April 2019. The Company is eligible to receive up to an aggregate of approximately $0.1 million in future funding under the terms of the 2018 Wellcome Funding Agreement, which would be payable by Wellcome Trust at the Company’s option upon the achievement of a specified clinical milestone.

The 2018 Convertible Note has a stated interest rate of 2% per annum above the three-month Dollar LIBOR rate, which is not payable until settlement of the principal. The note is subject to redemption upon written demand by Wellcome Trust any time after the fifth anniversary of the effective date, resulting in their classification as long-term liabilities as of December 31, 2018. The principal due under the 2018 Convertible Note converts into the class of the Company’s stock issued in the Company’s next qualified financing or upon event of default at a discounted conversion price between 0% and 25% of the purchase price per share of such securities issued. The accrued interest in such a circumstance would be forgiven.

At inception, the Company concluded that the 2018 Convertible Note contained a conversion option at a significant discount that was deemed to be an embedded derivative, which is required to be bifurcated and accounted for separately from the debt host. There were no debt issuance costs associated with the 2018 Convertible Note.

The Company recognized the following changes in the debt related to the 2018 Convertible Note during the year ended December 31, 2018 as well as the three and nine months ended September 30, 2019 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2017	$3,985
Accretion to settlement value	28	Statement of operations
Accrued interest	83	Statement of operations

Balance, June 30, 2018	4,096

Issuance of 2018 Convertible Note	2,000	Balance sheet
Accretion to settlement value	23	Statement of operations
Accrued interest	19	Statement of operations
Interest forgiven upon conversion	(289)	Statement of operations
Conversion of Wellcome Trust Convertible Notes to redeemable convertible preferred stock	(5,849)	Balance sheet

Balance, September 30, 2018	-

Issuance of 2018 Convertible Note	2,700	Balance sheet
Allocation of proceeds to derivative liability	(375)	Balance sheet
Accretion to settlement value	180	Statement of operations
Accrued interest	11	Statement of operations

Balance, December 31, 2018	2,516

Issuance of 2018 Convertible Note	3,128	Balance sheet
Allocation of proceeds to derivative liability	(750)	Balance sheet
Accretion to settlement value	945	Statement of operations
Accrued interest	29	Statement of operations
Interest forgiven upon conversion	(40)	Statement of operations
Conversion of Wellcome Trust Convertible Notes to redeemable convertible preferred stock	(5,828)	Balance sheet

Balance, June 30, 2019	$-

There was no balance outstanding related to the 2018 Convertible Note as of September 30, 2019.

Convertible Notes

Since inception, the Company has issued $14.0 million of convertible notes (the “Convertible Notes”), of which $13.5 million was issued to PureTech Health LLC (“PureTech Health”), a related party (see Note 12). There were no debt issuance costs associated with the Convertible Notes.

The Company concluded that the Convertible Notes contained a conversion option at a significant premium that was deemed to be an embedded derivative, which is required to be bifurcated and accounted for separately from the debt host.

In August 2018, the then outstanding Convertible Notes were converted to Series A Preferred Stock.

The Company recognized the following changes in the debt related to the Convertible Notes during the three and nine months ended September 30, 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2017	$7,674
Issuance of new notes	7,000	Balance sheet
Allocation of proceeds to derivative liability	(1,418)	Balance sheet
Accretion to settlement value	644	Statement of operations
Accrued interest	505	Statement of operations

Balance, June 30, 2018	14,405

Accretion to settlement value	1,301	Statement of operations
Accrued interest	125	Statement of operations
Interest forgiven upon conversion	(47)	Statement of operations
Conversion of Convertible Notes to redeemable convertible preferred stock	(15,784)	Balance sheet

Balance, September 30, 2018	-

There were no Convertible Notes outstanding as of December 31, 2018 or issued during the nine months ended September 30, 2019.

Note 5. Convertible Notes Payable

Wellcome Trust Convertible Notes

On July 31, 2015, the Company entered into a Company Funding Agreement (the “Funding Agreement”) with The Wellcome Trust Limited (“Wellcome Trust”), a related party, under which the Company was eligible to receive up to $3.8 million in gross proceeds from the issuance of a convertible note (the “2015 Convertible Note”). As of December 31, 2017, the Company had received the full $3.8 million under the Funding Agreement. In June 2018, the Company entered into a second Company Funding Agreement with Wellcome Trust to receive up to $8.0 million in gross proceeds from the issuance of a convertible note (the “2018 Convertible Note”). The Company received $2.0 million of proceeds in July 2018 and another $2.7 million in November 2018. The 2015 Convertible Note and 2018 Convertible Note are together referred to as the Wellcome Trust Notes.

The Wellcome Trust Notes have a stated interest rate of 2% per annum above the three-month Dollar LIBOR rate, which is not payable until settlement of the principal. The notes are subject to redemption upon written demand by Wellcome Trust any time after the fifth anniversary of the effective date, resulting in their classification as long-term liabilities as of December 31, 2017 and 2018. The principal due under the Wellcome Trust Notes converts into the class of the Company’s stock issued in the Company’s next qualified financing or upon event of default at a discounted conversion price between 0% and 25% of the purchase price per share of such securities issued. The accrued interest in such a circumstance would be forgiven.

At inception, the Company concluded that the Wellcome Trust Notes contain a conversion option at a significant discount that was deemed to be an embedded derivative, which is required to be bifurcated and accounted for separately from the debt host. Upon issuance of the 2015 Convertible Note, the Company allocated a total of $0.5 million to the derivative as a debt discount, which was accreted through the conversion date of the note. The derivative associated with the issuance of the 2018 Convertible Note in July 2018 was assigned no value, as there was no discount recognized on conversion in connection with the closing of the Series A Preferred Stock financing.

In August 2018, all outstanding principal under the Wellcome Trust Notes was converted into Series A Preferred Stock.

In November 2018, the Company received an additional $2.7 million under the 2018 Convertible Note, $0.4 million of which was allocated to the derivative as a debt discount, which is being accreted to the expected conversion date of the note. There were no debt issuance costs associated with the Wellcome Trust Notes.

The Company recognized the following changes in the debt related to the Wellcome Trust Notes during the years ended December 31, 2017 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2016	$3,331
Issuance of 2015 Convertible Note	404	Balance sheets
Allocation of proceeds to derivative liability	(71)	Balance sheets
Accretion to settlement value	197	Statements of operations
Accrued interest	124	Statements of operations

Balance, December 31, 2017	3,985

Issuance of 2018 Convertible Note	2,000	Balance sheets
Accretion to settlement value	51	Statements of operations
Accrued interest	102	Statements of operations
Interest forgiven upon conversion	(289)	Statements of operations
Conversion of Wellcome Trust notes to Series A redeemable convertible preferred stock	(5,849)	Balance sheets

Balance, August 1, 2018 (date of conversion)	-

Issuance of 2018 Convertible Note	2,700	Balance sheets
Allocation of proceeds to derivative liability	(375)	Balance sheets
Accretion to settlement value	180	Statements of operations
Accrued interest	11	Statements of operations

Balance, December 31, 2018	$2,516

Convertible Notes

From 2011 through 2016, the Company issued convertible notes with principal totaling $3.1 million (the “Convertible Notes”). Of this aggregate principal amount, $2.6 million of the Convertible Notes were issued to PureTech Health LLC (“PureTech Health”), a related party (see Note 13). During the years ended December 31, 2017 and 2018, the Company issued Convertible Notes to PureTech Health with principal totaling $3.8 million and $7.0 million, respectively. There were no debt issuance costs associated with the Convertible Notes.

The Convertible Notes have a stated interest rate of 10% per annum which is not payable until the settlement of the principal. The notes mature upon written demand by the majority note holders. In the event of a default, the interest rate is 15% per annum. Principal and unpaid interest due under the notes convert on demand of a majority of note holders into the class of the Company’s stock issued in the Company’s next qualified financing at a conversion price between 0% to 25% discount off of the purchase price per share of such securities issued. Given that the convertible notes mature upon written demand by the majority note holders, they are classified as current liabilities in the balance sheet as of December 31, 2017.

The Company concluded that the Convertible Notes contained a conversion option at a significant premium that was deemed to be an embedded derivative, which is required to be bifurcated and accounted for separately from the debt host.

In August 2018, the outstanding Convertible Notes were converted to Series A Preferred Stock. The Company recognized the following changes in the debt related to the Convertible Notes during the years ended December 31, 2017 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2016	$3,903
Issuance of new notes	3,846	Balance sheets
Allocation of proceeds to derivative liability	(925)	Balance sheets
Accretion to settlement value	419	Statements of operations
Accrued interest	431	Statements of operations

Balance, December 31, 2017	7,674

Issuance of new notes	7,000	Balance sheets
Allocation of proceeds to derivative liability	(1,418)	Balance sheets
Accretion to settlement value	1,945	Statements of operations
Accrued interest	630	Statements of operations
Interest forgiven upon conversion	(47)	Statements of operations
Conversion of Convertible Notes to Series A redeemable convertible preferred stock	(15,784)	Balance sheets

Balance, December 31, 2018	$-